UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00042

Deutsche Portfolio Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 5/31

Date of reporting period: 2/28/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                    as of February 28, 2017 (Unaudited)

Deutsche Floating Rate Fund

	Principal Amount ($)	Value ($)
Loan Participations and Assignments 92.2%
Senior Loans **
Consumer Discretionary 15.6%
1011778 B.C. Unlimited Liability Co., Term Loan B2, 3.25%, 2/14/2024	628,725	629,414
Abercrombie & Fitch Management Co., Term Loan B, 4.75%, 8/7/2021	1,341,250	1,297,659
Altice U.S. Finance I Corp., Term Loan B, 3.781%, 1/15/2025	3,970,000	4,020,459
Amaya Holdings BV, First Lien Term Loan, 5.0%, 8/1/2021	2,969,849	2,978,447
AMC Entertainment, Inc., Term Loan B, 3.528%, 12/15/2023	1,250,000	1,265,625
Aristocrat Technologies, Inc., Term Loan B, 3.78%, 10/20/2021	2,947,667	2,961,610
Bass Pro Group LLC, Term Loan B, 5.97%, 12/16/2023	2,000,000	1,925,420
Boyd Gaming Corp., Term Loan B, 4.0%, 8/14/2020	1,054,498	1,061,531
Capital Automotive LP, Term Loan B, 4.0%, 4/10/2019	1,418,442	1,435,066
CDS U.S. Intermediate Holdings, Inc., First Lien Term Loan, 5.0%, 7/8/2022	1,851,966	1,870,486
Cengage Learning Acquisitions, Inc., Term Loan B, 5.25%, 6/7/2023	997,494	946,058
CH Hold Corp.:
First Lien Term Loan, 4.0%, 2/1/2024	513,636	519,736
Second Lien Term Loan, 8.25%, 2/1/2025	360,000	367,200
Delta 2 (LUX) SARL:
Term Loan B3, 5.068%, 7/30/2021	2,500,000	2,511,112
Second Lien Term Loan, 8.068%, 7/31/2022	2,000,000	2,011,610
Dollar Tree, Inc., Term Loan B2, 4.25%, 7/6/2022	1,500,000	1,529,377
Federal-Mogul Holdings Corp., Term Loan C, 4.75%, 4/15/2021	3,485,960	3,456,643
Fitness International LLC, Term Loan B, 6.0%, 7/1/2020	3,915,219	3,959,266
Four Seasons Holdings, Inc., First Lien Term Loan, 3.998%, 11/30/2023	1,664,352	1,690,357
Harbor Freight Tools U.S.A., Inc., Term Loan B, 3.778%, 8/19/2023	1,243,750	1,246,934
ION Media Networks, Inc., Term Loan B, 4.5%, 12/18/2020	3,861,805	3,924,559
Jeld-Wen, Inc., Term Loan B2, 4.75%, 7/1/2022	3,556,868	3,588,738
KAR Auction Services, Inc., Term Loan B3, 4.5%, 3/9/2023	992,500	1,006,460
Landry's, Inc., Term Loan B, 4.029%, 10/4/2023	2,000,000	2,024,790
Leslie's Poolmart, Inc., Term Loan, 4.75%, 8/16/2023	1,493,750	1,501,488
Libbey Glass, Inc., Term Loan B, 3.773%, 4/9/2021	904,305	912,783
Midas Intermediate Holdco II LLC, Term Loan B, 4.5%, 8/18/2021	1,976,418	1,992,892
NEP/NCP Holdco, Inc.:
Term Loan, 4.25%, 1/22/2020	1,972,139	1,985,293
Second Lien Term Loan, 10.0%, 7/22/2020	2,483,462	2,523,818
Nine West Holdings, Inc., Term Loan B, 4.755%, 10/8/2019	1,895,102	1,284,320
Numericable U.S. LLC, Term Loan B7, 5.289%, 1/15/2024	2,838,550	2,870,228
Payless, Inc., Second Lien Term Loan, 8.537%, 3/11/2022	2,500,000	373,750
Penn National Gaming, Inc., Term Loan B, 3.281%, 1/19/2024	300,000	303,000
PetSmart, Inc., Term Loan B2, 4.0%, 3/11/2022	1,477,273	1,458,031
Renfro Corp., Term Loan B, 5.75%, 1/30/2019	1,847,009	1,690,013
Scientific Games International, Inc., Term Loan B3, 4.845%, 10/1/2021	2,344,686	2,384,745
Serta Simmons Bedding LLC, First Lien Term Loan, 4.538%, 11/8/2023	3,200,000	3,218,880
Springer Science+Business Media Deutschland GmbH, Term Loan B9, 4.5%, 8/14/2020	4,068,949	4,077,433
SRAM LLC, Term Loan B, 4.04%, 4/10/2020	3,262,161	3,262,161
The Men's Wearhouse, Inc., Term Loan, 5.0%, 6/18/2021	3,000,000	2,874,375
TI Group Automotive Systems LLC, Term Loan, 3.531%, 6/30/2022	3,939,850	3,965,301
Toys 'R' Us-Delaware, Inc., Term Loan B4, 9.75%, 4/24/2020	2,260,152	1,910,461
William Morris Endeavor Entertainment LLC, First Lien Term Loan, 4.29%, 5/6/2021	3,899,847	3,920,984
WMG Acquisition Corp., Term Loan C, 3.75%, 11/1/2023	1,427,335	1,434,828
World Triathlon Corp., Term Loan, 5.25%, 6/26/2021	2,193,750	2,196,492
		94,369,833
Consumer Staples 6.4%
Albertson's LLC, Term Loan B6, 4.302%, 6/22/2023	2,110,377	2,143,488
Aramark Services, Inc., Term Loan F, 3.498%, 2/24/2021	2,969,466	3,004,476
B&G Foods, Inc., Term Loan B, 3.78%, 11/2/2022	1,706,960	1,727,230
Centerplate, Inc., Term Loan A, 4.75%, 11/26/2019	4,440,113	4,440,113
CTI Foods Holding Co., LLC, First Lien Term Loan, 4.5%, 6/29/2020	2,795,457	2,774,491
Darling International, Inc., Term Loan B, 3.29%, 1/6/2021	2,961,865	2,993,942
Fairway Group Acquisition Co.:
Term Loan, 10.0%, 1/3/2020	2,146,255	1,648,324
Term Loan, 11.0%, 10/3/2021	1,869,173	1,029,727
Focus Brands, Inc., First Lien Term Loan, 5.0%, 10/3/2023	914,167	928,163
Galleria Co., Term Loan B, 3.813%, 9/29/2023	3,000,000	3,019,995
JBS U.S.A. LLC, Term Loan B, 3.279%, 10/30/2022	5,500,000	5,538,967
Pinnacle Foods Finance LLC, Term Loan B, 2.81%, 2/2/2024	4,346,875	4,374,934
TKC Holdings, Inc., Term Loan, 4.75%, 2/1/2023	1,406,250	1,420,017
U.S. Foods, Inc., Term Loan B, 3.531%, 6/27/2023	2,493,734	2,528,335
Weight Watchers International, Inc., Term Loan B2, 4.193%, 4/2/2020	1,400,000	1,236,662
		38,808,864
Energy 5.3%
Chesapeake Energy Corp., Term Loan, 8.553%, 8/23/2021	750,000	812,813
Crestwood Holdings LLC, Term Loan B1, 9.042%, 6/19/2019	3,577,420	3,575,184
Fieldwood Energy LLC, First Lien Term Loan, 3.875%, 10/1/2018	3,000,000	2,870,625
Gavilan Resourcess LLC, Term Loan, 7.06%, 2/23/2024	900,000	902,250
Gulf Finance LLC, Term Loan B, 6.25%, 8/25/2023	3,740,625	3,809,191
Houston Fuel Oil Co., LLC, Term Loan B, 4.25%, 8/19/2021	2,984,733	2,977,271
MEG Energy Corp., Term Loan B, 4.54%, 12/31/2023	3,000,000	3,023,265
Murray Energy Corp., Term Loan B2, 8.25%, 4/16/2020	3,490,804	3,453,714
Samchully Midstream 3 LLC, Term Loan B, 5.75%, 10/20/2021	1,197,083	1,185,112
Southcross Holdings Borrower LP, Term Loan B, 3.5%, 4/13/2023	791,751	671,009
Targa Resources Corp., Term Loan B, 5.75%, 2/25/2022	2,418,605	2,445,814
TPF II Power LLC, Term Loan B, 5.0%, 10/2/2021	2,783,649	2,814,756
Veresen Midstream LP, Term Loan B1, 5.25%, 3/31/2022	1,754,498	1,776,429
Western Refining, Inc., Term Loan B, 5.25%, 11/12/2020	1,984,655	1,995,818
		32,313,251
Financials 6.6%
AmWINS Group, Inc., Term Loan B, 3.75%, 1/25/2024	1,000,000	1,007,375
Asurion LLC:
Term Loan B2, 4.031%, 7/8/2020	698,824	707,632
Term Loan B4, 4.25%, 8/4/2022	934,423	947,345
Term Loan B5, 4.75%, 11/3/2023	2,094,750	2,125,428
Second Lien Term Loan, 8.5%, 3/3/2021	3,000,000	3,048,750
Avolon TLB Borrower 1 (Luxembourg) SARL, Term Loan B2, 3.81%, 1/13/2022	500,000	509,407
AWAS Finance Luxembourg SARL, Term Loan B, 4.21%, 6/10/2018	948,013	954,531
Black Knight InfoServ LLC, Term Loan B, 3.813%, 5/27/2022	1,477,500	1,484,887
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.771%, 11/26/2020	2,992,288	3,000,083
Duff & Phelps Investment Management Co.:
Term Loan B, 4.75%, 4/23/2020	4,286,577	4,327,836
Term Loan B1, 4.75%, 4/23/2020	490,000	494,716
Forterra Finance LLC, Term Loan B, 4.5%, 10/25/2023	3,990,000	4,040,374
Global Payments, Inc., Term Loan B, 3.281%, 4/22/2023	1,553,201	1,572,810
Grosvenor Capital Management Holdings LLP, Term Loan B, 4.0%, 8/16/2023	2,652,059	2,655,374
LPL Holdings, Inc., Term Loan B, 4.781%, 11/20/2022	3,967,444	4,029,435
MGM Growth Properties Operating Partnership LP, Term Loan B, 3.281%, 4/25/2023	992,500	1,002,733
Moneygram International, Inc., Term Loan B, 4.25%, 3/27/2020	2,503,109	2,506,238
SAM Finance Lux SARL, Term Loan, 4.25%, 12/17/2020	2,928,047	2,960,079
USI, Inc., Term Loan B, 4.25%, 12/27/2019	622,768	627,050
Victory Capital Management, Inc., Term Loan B, 8.5%, 10/31/2021	1,803,667	1,823,120
		39,825,203
Health Care 10.1%
Acadia Healthcare Co., Inc.:
Term Loan B, 3.781%, 2/11/2022	497,462	502,126
Term Loan B2, 3.781%, 2/16/2023	1,957,557	1,977,436
Alere, Inc., Term Loan B, 4.25%, 6/18/2022	3,872,796	3,887,319
AMAG Pharmaceuticals, Inc., First Lien Term Loan, 4.75%, 8/13/2021	3,785,601	3,791,904
Amneal Pharmaceuticals LLC, Term Loan, 4.501%, 11/1/2019	3,147,300	3,166,577
Change Healthcare Holdings, Inc., Term Loan B, 3.75%, 2/8/2024	2,750,000	2,766,335
Community Health Systems, Inc., Term Loan H, 3.999%, 1/27/2021	2,620,835	2,581,824
Concordia International Corp., Term Loan, 5.25%, 10/21/2021	3,941,316	3,242,067
DPx Holdings BV, Term Loan, 4.25%, 3/11/2021	2,442,176	2,457,440
Endo Luxembourg Finance Company I SARL, Term Loan B, 3.813%, 9/26/2022	4,950,000	4,976,953
Greenway Health LLC, First Lien Term Loan, 5.75%, 2/14/2024	420,000	423,412
Grifols Worldwide Operations U.S.A., Inc., Term Loan, 3.196%, 1/31/2025	3,600,000	3,617,262
Halyard Health, Inc., Term Loan B, 3.531%, 11/1/2021	3,500,000	3,539,375
HCA, Inc., Term Loan B7, 3.531%, 2/15/2024	1,246,875	1,251,551
Horizon Pharma, Inc., Term Loan B, 5.0%, 5/7/2021	3,672,872	3,717,241
Mallinckrodt International Finance SA, Term Loan B, 3.498%, 3/19/2021	2,320,315	2,327,078
MPH Acquisition Holdings LLC, Term Loan B, 5.0%, 6/7/2023	1,920,314	1,952,892
National Surgical Hospitals, Inc., Term Loan, 4.5%, 6/1/2022	3,512,439	3,534,391
RPI Finance Trust, Term Loan B5, 3.498%, 10/14/2022	2,520,574	2,552,346
Surgical Care Affiliates, Inc., Term Loan B, 3.75%, 3/17/2022	3,930,150	3,944,888
Valeant Pharmaceuticals International, Inc., Term Loan B, 5.03%, 2/13/2019	4,840,251	4,870,140
		61,080,557
Industrials 18.1%
Acosta Holdco, Inc., Term Loan, 4.289%, 9/26/2021	2,445,902	2,394,306
Advantage Sales & Marketing, Inc.:
First Lien Term Loan, 4.25%, 7/23/2021	2,436,183	2,429,715
Second Lien Term Loan, 7.5%, 7/25/2022	1,500,000	1,470,623
Apex Tool Group LLC, Term Loan B, 4.5%, 1/31/2020	2,535,379	2,520,598
AVSC Holding Corp., First Lien Term Loan, 4.5%, 1/24/2021	3,899,823	3,915,676
BE Aerospace, Inc., Term Loan B, 3.993%, 12/16/2021	2,500,000	2,516,400
Blackboard, Inc., Term Loan B4, 6.023%, 6/30/2021	1,133,378	1,142,938
Brickman Group Ltd. LLC:
First Lien Term Loan, 4.0%, 12/18/2020	2,982,337	3,001,170
Second Lien Term Loan, 7.5%, 12/17/2021	3,000,000	3,025,620
Camelot UK Holdco Ltd., Term Loan B, 4.75%, 10/3/2023	2,992,500	3,031,462
Coach America Holdings, Inc., Letter of Credit, LIBOR plus 5.75%, 4/20/2017 *	1,693,059	169
Crossmark Holdings, Inc., Second Lien Term Loan, 8.75%, 12/21/2020	1,000,000	655,835
DTZ U.S. Borrower LLC, First Lien Term Loan, 4.297%, 11/4/2021	2,969,849	2,992,287
Garda World Security Corp.:
Term Delay Draw, 4.0%, 11/6/2020	988,700	994,469
Term Loan B, 4.0%, 11/6/2020	3,319,072	3,338,439
Gardner Denver, Inc., Term Loan, 4.558%, 7/30/2020	2,932,784	2,931,684
Gates Global LLC, Term Loan B, 4.25%, 7/6/2021	4,908,602	4,919,523
Generac Power Systems, Inc., Term Loan B, 3.748%, 5/31/2023	1,826,720	1,850,677
IG Investment Holdings LLC, Term Loan B, 6.0%, 10/29/2021	4,436,912	4,477,577
Infor (U.S.), Inc., Term Loan B6, 3.75%, 2/1/2022	1,471,283	1,475,086
Inmar Holdings, Inc.:
First Lien Term Loan, 4.5%, 1/27/2021	2,661,758	2,671,740
Second Lien Term Loan, 8.0%, 1/27/2022	2,000,000	1,890,000
IQOR U.S., Inc.:
Term Loan B, 6.0%, 4/1/2021	663,388	647,632
Second Lien Term Loan, 9.75%, 4/1/2022	2,500,000	2,210,425
Kenan Advantage Group, Inc.:
Term Loan, 4.0%, 7/31/2022	1,450,395	1,455,384
Term Loan B, 4.0%, 7/31/2022	448,631	450,174
MA FinanceCo., LLC, Term Loan B, 4.789%, 11/19/2021	3,891,838	3,937,353
Manitowoc Foodservice, Inc., Term Loan B, 5.75%, 3/3/2023	2,538,462	2,565,445
Monitronics International, Inc., Term Loan B2, 6.5%, 9/30/2022	3,241,875	3,287,796
Quikrete Holdings, Inc., First Lien Term Loan, 4.022%, 11/15/2023	5,650,000	5,726,812
Rexnord LLC, Term Loan B, 3.77%, 8/21/2023	2,393,718	2,410,737
Sabre GLBL, Inc., Term Loan B, 3.529%, 2/8/2024	3,628,514	3,664,237
Science Applications International Corp., Term Loan B, 3.563%, 9/26/2018	702,866	711,212
Silver II U.S. Holdings LLC, Term Loan, 4.0%, 12/13/2019	3,128,260	2,995,309
SRS Distribution, Inc., Term Loan B, 5.289%, 8/25/2022	2,106,856	2,141,093
STG-Fairway Acquisitions, Inc., First Lien Term Loan, 6.25%, 6/30/2022	4,558,088	4,427,043
Summit Materials Companies I LLC, Term Loan B, 3.682%, 7/17/2022	1,942,645	1,968,142
SurveyMonkey, Inc., Term Loan B, 6.25%, 2/5/2019	2,690,465	2,720,733
TransDigm, Inc., Term Loan E, 3.852%, 5/14/2022	2,931,123	2,948,710
Travelport Finance (Luxembourg) SARL, Term Loan B, 4.289%, 9/2/2021	2,403,036	2,424,315
ViaWest, Inc., Term Loan B, 4.5%, 3/11/2022	1,962,531	1,987,073
Waste Industries U.S.A., Inc., Term Loan, 3.531%, 2/27/2020	1,932,702	1,947,197
WTG Holdings III Corp., First Lien Term Loan, 4.75%, 1/15/2021	2,568,380	2,590,854
XPO Logistics, Inc., Term Loan B2, 4.302%, 11/1/2021	2,536,339	2,562,704
		109,426,374
Information Technology 7.4%
Answers Corp., Second Lien Term Loan, 10.0%, 10/3/2022 *	1,000,000	29,000
Aricent Technologies, First Lien Term Loan, 5.5%, 4/14/2021	1,975,182	1,977,157
Aspect Software, Inc., Term Loan, 11.278%, 5/25/2020	2,417,391	2,384,152
BMC Software Finance, Inc., Term Loan, 5.0%, 9/10/2020	1,496,001	1,506,017
CPI Acquisition, Inc., Term Loan B, 5.834%, 8/17/2022	2,232,759	2,031,810
Dell, Inc., Term Loan B, 4.04%, 9/7/2023	5,985,000	6,032,491
Diebold, Inc., Term Loan, 5.313%, 11/6/2023	797,500	811,787
First Data Corp.:
Term Loan, 3.779%, 3/24/2021	3,850,009	3,890,607
Term Loan, 3.779%, 7/10/2022	3,341,972	3,372,050
Kronos, Inc.:
First Lien Term Loan, 5.034%, 11/1/2023	4,700,000	4,762,651
Second Lien Term Loan, 9.284%, 11/1/2024	1,250,000	1,296,650
Micron Technology, Inc., Term Loan, 4.54%, 4/26/2022	1,929,499	1,958,248
Mitel U.S. Holdings, Inc., Term Loan, 5.539%, 4/29/2022	5,958,331	6,008,620
Riverbed Technology, Inc., Term Loan, 4.25%, 4/24/2022	4,840,408	4,887,481
Rovi Solutions Corp., Term Loan B, 3.29%, 7/2/2021	457,805	460,476
Synchronoss Technologies, Inc., Term Loan, 4.082%, 1/19/2024	545,000	547,840
Western Digital Corp., Term Loan B1, 4.529%, 4/29/2023	3,184,000	3,207,880
		45,164,917
Materials 13.4%
American Rock Salt Holdings LLC:
First Lien Term Loan, 4.75%, 5/20/2021	2,822,626	2,833,648
Term Loan, 4.75%, 5/20/2021	1,902,953	1,910,384
Ardagh Holdings U.S.A, Inc., Term Loan, 4.009%, 12/17/2021	1,384,225	1,390,717
Axalta Coating Systems U.S. Holdings, Inc., Term Loan B1, 3.498%, 2/1/2023	2,303,946	2,336,351
Berry Plastics Group, Inc., Term Loan D, 3.5%, 2/8/2020	4,214,102	4,225,817
BWAY Holding Co., Term Loan B, 4.75%, 8/14/2023	4,771,328	4,782,874
Chemours Co., Term Loan B, 3.79%, 5/12/2022	3,273,299	3,303,316
CPG International, Inc., Term Loan, 4.75%, 9/30/2020	3,967,222	4,000,706
Fairmount Santrol, Inc., Term Loan B2, 4.5%, 9/5/2019	5,192,268	5,136,295
Huntsman International LLC, Term Loan B2, 3.797%, 4/1/2023	2,880,348	2,917,562
INEOS Styrolution Group GmbH, Term Loan B, 4.75%, 9/14/2021	1,898,468	1,917,452
Ineos U.S. Finance LLC, Term Loan, 4.75%, 3/31/2024	583,333	588,802
Kronos Worldwide, Inc., Term Loan, 4.0%, 2/18/2020	1,261,236	1,263,607
MacDermid, Inc., Term Loan, 5.0%, 6/7/2023	4,200,634	4,254,717
Minerals Technologies, Inc., Term Loan B, 3.03%, 2/14/2024	2,304,508	2,334,766
Multi Packaging Solutions, Inc., Term Loan B, 4.25%, 9/30/2020	2,941,069	2,949,642
New Arclin U.S. Holding Corp., First Lien Term Loan, 5.25%, 2/1/2024	840,000	851,290
Peabody Energy Corp., Term Loan, 5.56%, 1/30/2022	2,053,333	2,077,070
Phibro Animal Health Corp., Term Loan B, 4.0%, 4/16/2021	3,869,892	3,882,798
Prolampac Intermediate, Inc., First Lien Term Loan, 5.056%, 11/18/2023	2,500,000	2,545,937
Reynolds Group Holdings, Inc., Term Loan, 3.781%, 2/5/2023	6,207,823	6,267,139
SIG Combibloc U.S. Acquisition, Inc., Term Loan, 4.0%, 3/13/2022	5,246,607	5,313,029
Solenis International LP:
First Lien Term Loan, 4.304%, 7/31/2021	2,527,274	2,543,069
Second Lien Term Loan, 7.804%, 7/31/2022	1,000,000	992,290
Tronox Pigments (Netherlands) BV, Term Loan, 4.5%, 3/19/2020	2,503,188	2,525,291
Univar, Inc., Term Loan B, 3.608%, 7/1/2022	5,406,363	5,434,530
Vantage Specialty Chemicals, Inc., Term Loan B, 5.5%, 2/5/2021	2,373,077	2,396,808
		80,975,907
Telecommunication Services 4.9%
Consolidated Communications, Inc., Term Loan B2, 1.06%, 10/5/2023	500,000	503,973
DigitalGlobe, Inc., Term Loan B, 3.531%, 1/15/2024	1,200,000	1,206,936
Intelsat Jackson Holdings SA, Term Loan B2, 3.75%, 6/30/2019	4,000,000	3,984,080
Level 3 Financing, Inc., Term Loan B, 3.31%, 2/14/2024	2,565,000	2,580,108
Sprint Communications, Inc., First Lien Term Loan, 3.313%, 2/2/2024	3,133,333	3,143,407
Syniverse Holdings, Inc., Term Loan, 4.039%, 4/23/2019	2,500,000	2,292,500
Telesat Canada, Term Loan B, 3.85%, 11/17/2023	3,890,250	3,938,878
UPC Financing Partnership, Term Loan AP, 3.52%, 4/15/2025	5,103,885	5,126,853
Zayo Group LLC:
Term Delay Draw B3, 3.56%, 1/12/2024	438,750	443,570
Term Loan B2, 3.5%, 1/19/2024	911,250	921,260
Ziggo Secured Finance Partnership, Term Loan E, 3.267%, 4/23/2025	5,500,000	5,525,547
		29,667,112
Utilities 4.4%
Alison Bidco SARL:
First Lien Term Loan B1, 5.25%, 8/29/2021	977,500	979,538
First Lien Term Loan B2, 5.25%, 8/29/2021	977,500	979,538
Astoria Energy LLC, Term Loan B, 5.0%, 12/24/2021	2,134,298	2,146,976
Calpine Corp.:
Term Loan B6, 3.75%, 1/15/2023	1,960,000	1,972,858
Term Loan B5, 3.75%, 1/15/2024	3,447,500	3,469,926
Dayton Power & Light Co., Term Loan B, 4.04%, 8/24/2022	1,575,000	1,593,703
Dynegy, Inc., Term Loan C, 4.25%, 6/27/2023	3,500,000	3,541,808
Essential Power LLC, Term Loan B, 4.75%, 8/8/2019	3,837,695	3,860,490
Exgen Renewables I LLC, Term Loan, 5.272%, 2/8/2021	3,507,427	3,542,501
NRG Energy, Inc., Term Loan B, 3.031%, 6/30/2023	2,663,310	2,676,147
Southeast PowerGen LLC, Term Loan B, 4.5%, 12/2/2021	940,000	932,363
Terra Gen Finance Co., LLC, Term Loan B, 5.25%, 12/9/2021	947,860	888,618
		26,584,466
Total Loan Participations and Assignments (Cost $559,219,957)		558,216,484
Corporate Bonds 1.0%
Energy 0.5%
Chesapeake Energy Corp., 6.125%, 2/15/2021	1,000,000	965,000
Continental Resources, Inc., 5.0%, 9/15/2022	1,000,000	1,020,000
Sunoco LP, 6.375%, 4/1/2023	1,000,000	1,010,000
		2,995,000
Materials 0.5%
Hexion, Inc., 6.625%, 4/15/2020	2,500,000	2,325,000
Teck Resources Ltd., 4.75%, 1/15/2022	1,000,000	1,038,750
		3,363,750
Total Corporate Bonds (Cost $6,203,329)		6,358,750
	Shares	Value ($)
Common Stocks 0.1%
Consumer Staples 0.0%
Fairway Group Acquisition Co. *	36,771	0
Utilities 0.1%
Southcross Holding LLC *	855	0
Southcross Holding LP "A"*	855	304,594
		304,594
Total Common Stocks (Cost $1,992,610)		304,594
Exchange-Traded Funds 4.7%
iShares iBoxx $ High Yield Corporate Bond ETF	172,675	15,245,475
PowerShares Senior Loan Portfolio	496,375	11,600,284
SPDR Bloomberg Barclays High Yield Bond ETF	54,000	2,009,880
Total Exchange-Traded Funds (Cost $28,476,020)		28,855,639
Cash Equivalents 3.0%
Deutsche Central Cash Management Government Fund, 0.56% (a) (Cost $17,982,353)	17,982,353	17,982,353
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $613,874,269) †	101.0	611,717,820
Other Assets and Liabilities, Net	(1.0)	(6,093,040)
Net Assets	100.0	605,624,780

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Cost ($)	Value ($)
Coach America Holdings, Inc.*	LIBOR plus 5.75%	4/20/2017	1,693,059	USD	1,688,935	169

*	Non-income producing security.
**	Senior loans in the Fund's portfolio generally are subject to mandatory and/or optional payment. As a result, the actual remaining maturity of senior loans in the Fund's portfolio may be substantially less than the stated maturities shown in this report. Senior loans pay interest at rates which vary based on prevailing interest rates, such as the prime rate offered by a major U.S. bank or LIBOR, and are shown at their current rate as of February 28, 2017.
†	The cost for federal income tax purposes was $619,818,424. At February 28, 2017, net unrealized depreciation for all securities based on tax cost was $8,100,604. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,464,359 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $16,564,963.
(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
LIBOR: London Interbank Offered Rate
Prime Rate: Interest rate charged by banks to their most credit worthy customers.
SPDR: Standard & Poor's Depositary Receipt

At February 28, 2017, the Fund had unfunded loan commitments of $51,236, which could be extended at the option of the borrower, pursuant to the following loan agreement:

Borrower	Unfunded Loan Commitments ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
CH Hold Corp., Term Delay Draw B, 2/1/2024	51,236	51,974	738

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (b)
Loan Participations and Assignments	$—	$550,266,659	$7,949,825	$558,216,484
Corporate Bonds	—	6,358,750	—	6,358,750
Common Stocks (b)	—	304,594	0	304,594
Exchange-Traded Fund	28,855,639	—	—	28,855,639
Short-Term Investments	17,982,353	—	—	17,982,353
Unfunded Loan Commitments (c)		738		738
Total	$46,837,992	$556,930,741	$7,949,825	$611,718,558

(b)	See Investment Portfolio for additional detailed categorizations.
(c)	Includes appreciation on unfunded commitments.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Loan Participation and Assignments	Common Stocks	Total
Balance as of May 31, 2016	$32,071,536	$—	$32,071,536
Realized gains (loss)	(698,284)	—	(698,284)
Change in unrealized appreciation (depreciation)	(345,564)	0	(345,564)
Amortization premium/discount	40,450	—	40,450
Purchases	5,667,397	—	5,667,397
(Sales)	(16,988,604)	—	(16,988,604)
Transfers into Level 3 (d)	3,969,243	—	3,969,243
Transfers (out) of Level 3 (e)	(15,766,349)	—	(15,766,349)
Balance as of February 28,2017	$7,949,825	$0	$7,949,825
Net change in unrealized appreciation (depreciation) from investments still held at February 28, 2017	$(2,731,385)	$0	$(2,731,385)

(d)	During the period ended February 28, 2017, the amount of transfers between Level 2 and Level 3 was $3,969,243. The investment was transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.
(e)	During the period ended February 28, 2017, the amount of transfers between Level 3 and Level 2 was $15,766,349. The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

Transfers between price levels are recognized at the beginning of the reporting period.

A significant change in the broker quotes could have a material change on the fair value measurement.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Floating Rate Fund, a series of Deutsche Portfolio Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 20, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 20, 2017